Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 4,920	$ 4,007	$ 3,233
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	1,080	467	121
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	1,227	1,372	1,310
Nonrelated Party
Disaggregation of Revenue [Line Items]
Revenue	3,421	3,184	2,509
Related Party
Disaggregation of Revenue [Line Items]
Revenue	1,499	823	724
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	2,307	1,839	1,431
License and Other Revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Revenue	1,298	1,421	1,051
License and Other Revenue | Related Party
Disaggregation of Revenue [Line Items]
Revenue	1,009	418	380
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	2,613	2,168	1,802
Royalty Revenue | Nonrelated Party
Disaggregation of Revenue [Line Items]
Revenue	2,123	1,763	1,458
Royalty Revenue | Related Party
Disaggregation of Revenue [Line Items]
Revenue	$ 490	$ 405	$ 344